AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 8, 2020

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 751	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 752	☒

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700 Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 7, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 751 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 7, 2020 as the new effective date for Post-Effective Amendment No. 747 to the Trust’s Registration Statement, which was filed on June 26, 2020 pursuant to Rule 485(a) under the Securities Act. This Amendment relates solely to Invesco NASDAQ Next Gen 100 ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 747 to the Trust’s Registration Statement, which was filed on June  26, 2020, and Part C of Post-Effective Amendment No. 739 to the Trust’s Registration Statement, which was filed on February 28, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 8th day of September, 2020.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia
Anna Paglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Anna Paglia	President	September 8, 2020
Anna Paglia

/s/ Kelli Gallegos	Treasurer	September 8, 2020
Kelli Gallegos

/s/ Adam Henkel	Secretary	September 8, 2020
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	September 8, 2020
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 8, 2020
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 8, 2020
Kevin M. Carome

*/s/ Edmund P. Giambastiani, Jr.	Trustee	September 8, 2020
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget	Trustee	September 8, 2020
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	September 8, 2020
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	September 8, 2020
Yung Bong Lim

*/s/ Joanne Pace	Trustee	September 8, 2020
Joanne Pace

*/s/ Gary R. Wicker	Trustee	September 8, 2020
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	September 8, 2020
Donald H. Wilson

*By: /s/ Adam Henkel		September 8, 2020
Adam Henkel
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 748 to the Trust’s Registration Statement and incorporated by reference herein.